EATON VANCE MUNICIPALS TRUST
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8354






                                  CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust (the "Registrant") (1933 Act File No. 33-572) certifies (a) that the forms of prospectus and statement of additional information dated December 1, 2000 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 83 ("Amendment No. 83") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 83 was filed electronically with the Commission (Accession No. 0000940394-00-500017) on November 27, 2000:


                       Eaton Vance Arizona Municipals Fund
                      Eaton Vance Colorado Municipals Fund
                     Eaton Vance Connecticut Municipals Fund
                      Eaton Vance Michigan Municipals Fund
                      Eaton Vance Minnesota Municipals Fund
                     Eaton Vance New Jersey Municipals Fund
                    Eaton Vance Pennsylvania Municipals Fund
                        Eaton Vance Texas Municipals Fund




                                           EATON VANCE MUNICIPALS TRUST



                                           By: /s/ Eric G. Woodbury
                                           -------------------------------------
                                           Eric G. Woodbury, Assistant Secretary

Date:  December 4, 2000